CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Consolidated Income Statement [Abstract]
Shipping revenues		$ 141,125	$ 130,322	$ 437,067	$ 413,783
Other revenues	[1]	982	1,243	3,315	3,397
Total revenues		142,107	131,565	440,382	417,180
Operating expenses
Voyage expenses		(48,484)	(41,235)	(134,390)	(117,896)
Vessel operating expenses		(19,048)	(18,608)	(58,614)	(56,711)
Depreciation and amortization		(28,135)	(28,326)	(84,264)	(80,427)
General and administrative expenses		(4,169)	(4,303)	(13,354)	(13,455)
Total operating expenses		(99,837)	(92,472)	(290,621)	(268,490)
Operating (loss)/ income		42,270	39,093	149,760	148,691
Interest income		1,035	1,213	3,061	3,577
Interest expense		(7,318)	(8,789)	(24,015)	(23,868)
Fair value gain/(loss) on derivative financial liabilities		0	0	0	(504)
Other financial (expense)/income		(719)	(413)	(1,643)	(1,385)
Profit/(loss) before tax		35,268	31,104	127,163	126,512
Income tax expense		(79)	(137)	(414)	(422)
Profit/(loss) after tax		35,189	30,967	126,749	126,089
Attributable to owners of non-controlling interest		(17)	208	308	97
Attributable to the owners of parent		$ 35,206	$ 30,759	$ 126,442	$ 125,993
Basic earnings/(loss) per share (in dollars per share)		$ 0.22	$ 0.19	$ 0.78	$ 0.77
Diluted earnings/(loss) per share (in dollars per share)		$ 0.22	$ 0.19	$ 0.78	$ 0.77
Weighted average number of shares (basic) (in shares)		161,464,487	161,735,939	161,382,024	162,575,803
Weighted average number of shares (diluted) (in shares)		161,553,185	161,902,025	161,479,762	162,743,441

[1]	Other revenues mainly relate to technical management services provided.